DESCRIPTION OF THE PLAN	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
DESCRIPTION OF THE PLAN	DESCRIPTION OF THE PLAN
The following description of the InterDigital Savings and Protection Plan (the “Plan”) is provided for general information purposes. Plan participants should refer to the Plan document and Summary Plan Description for a more complete description of the Plan's provisions.
General
The Plan is a defined contribution 401(k) plan of InterDigital, Inc. and its participating subsidiaries (the “Company” or “InterDigital”) for its eligible employees. An eligible employee will be eligible to participate in the Plan in the next payroll period, or as soon as administratively possible, following the date the eligible employee attained age 18 and completed one month of service with the Company.
The following individuals are not eligible to participate in the Plan: (i) part-time, temporary or seasonal employees with less than 1,000 hours of service; (ii) employees covered by collective bargaining agreements; (iii) leased employees within the meaning of IRC Sections 414(n)(2) and 414(o)(2); (iv) nonresident aliens who receive no earned income that constituted income from sources within the United States; and (v) employees of an affiliate of the Company that has not affirmatively adopted the Plan.
The Plan was established effective February 1, 1985. Most recently, the Plan was amended and restated as part of the adoption of the Transamerica Retirement Solutions, LLC (“Transamerica”) Non-Standardized Pre-Approved Profit Sharing Plan effective January 1, 2022. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). State Street Bank & Trust Company is the trustee of the Plan and custodian of plan assets. Transamerica is the third-party administrator of the Plan's assets.
Contributions
Participant contributions are made on a pre-tax basis and/or an after-tax basis. Each participant may invest from 1% to 100% of eligible compensation as a basic contribution subject to state, local, and certain Federal taxes. The total earnings contributions cannot exceed Internal Revenue Service (“IRS”) limitations for each Plan year. In the 2025 and 2024 Plan years, such limit was $23,500 and $23,000, respectively. Participants who have attained the age of 50 before the end of the Plan year are eligible to make catch-up contributions. In both 2025 and 2024, the maximum additional annual contribution was $7,500. A higher catch-up contribution limit of $11,250 applies for Participants aged 60 through 63 in 2025 due to the SECURE 2.0 Act. If a participant's annual contributions exceed the dollar limitation set by the IRS, thereby requiring a distribution of such excess contributions, the participant will forfeit any employer matching contributions related to the distribution amount. Amounts forfeited will be used by the Company to reduce future employer matching contributions.
The Company contributes to the Plan through matching contributions and may contribute to the Plan through discretionary employer contributions. The Company matches 50% of the first 6% of each participant's eligible earnings contributed to the Plan. The Plan provides for annualized matching contributions, thereby allowing for true-ups to be made to ensure participants receive the maximum matching contributions irrespective of contribution timing. There were no discretionary employer contributions made for the Plan years ended December 31, 2025 and December 31, 2024.
The IRS limits the amount of pay that may be used to determine participants' discretionary contributions. The limits were $350,000 and $345,000 in 2025 and 2024, respectively. The IRS also limits the amount of all contributions that can be made for or by a participant to all Plans in a given year. The limits were the lesser of 100% of pay or $70,000 and $69,000 in 2025 and 2024, respectively.
Employee rollover contributions from other qualified retirement plans are permitted; such contributions are subject to the conditions and procedures set forth in the Plan.
Participant Accounts
Each participant's account is credited with that participant's contributions, allocations of the Company's matching contributions, discretionary employer contributions, if any, and Plan earnings and losses. The benefit to which a participant is entitled is the benefit that can be provided from the participant's vested account. Terminated participants forfeit unvested Company contributions. Forfeitures are used to reduce future employer matching contributions or to reduce plan expenses.
Vesting
Rollover contributions and participants' before and after-tax contributions are 100% vested and non-forfeitable. Plan participants who were credited with an Hour of Service (as defined in the Plan) shall be vested in their matching and discretionary employer contributions as follows:

Periods of Service	Percentage
Less than 1 year	—%
At least 1, less than 2 years	33%
At least 2, less than 3 years	67%
3 or more years	100%
Participants who die while an employee of InterDigital or retire at their normal retirement age (age 65) are 100% vested in their account, regardless of their length of service.
Notes Receivable from Participants
Any participant who is an active employee may apply for a secured loan provided the request does not exceed the lesser of 50% of their vested account balance or $50,000. The minimum loan amount is $500. Only one loan per participant may be made every 365 days and all loans are subject to approval by the Company as Plan Administrator. Loan terms are limited to five years set at the inception of each loan. Interest rates are set at an annual rate of prime + 1%. The rate on all outstanding loans on December 31, 2025 was between 4.25% and 9.50%. Interest paid by the participant is credited to the participant's account. If a participant's balance remains unpaid for more than 90 days after it is due, the loan will be in default on the outstanding loan amount and the participant's vested account will be reduced by the amount of the unpaid principal and interest. The unpaid amount is treated as a taxable withdrawal and is subject to federal income taxes. Defaulted loans, including principal and interest reclassified as distributions, amounted to $0 and $11,471 for the years ended December 31, 2025 and 2024, respectively. Participants may continue to make scheduled loan payments after the participant ceases to be an employee or party-in-interest as defined by ERISA.
When a participant receives a distribution from the Plan, any outstanding principal plus accrued interest will be deducted from the amount of the distribution. A participant may then either default on the loan or make arrangements to continue loan repayments beyond when they become entitled to a distribution as long as their remaining interest in the Plan exceeds their outstanding loan balance.
Payment of Benefits
If a participant retires, dies, becomes permanently disabled, or otherwise separates from the Company, the participant or participant's beneficiary, as applicable, is entitled to the vested amount of their account as valued on the applicable valuation date. In the event of a participant's death, distribution of their account will be made as soon as administratively practicable upon the receipt of appropriate documentation from their designated beneficiary. Distributions for reasons of retirement, permanent disability or termination will be made upon written request. Distributions from a participant's account are made in a single lump sum payment. Employees may defer payment of their account under the Plan.
Plan Termination
The Company may amend or suspend the Plan and may terminate the Plan at any time subject to the provisions of ERISA, although there is no present intent to do so. However, no such action may cause the Plan's assets to be used for purposes other than the exclusive benefit of the participants and their beneficiaries. If the Plan is terminated, all such participants' accounts shall become fully vested and all accounts of participants shall be distributed as soon as administratively possible.